S000077297 [Member] Expense Example - Putnam ESG Core Bond ETF - -	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	$ 466